Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2017
Statement [line items]
Deferred tax assets and liablities
11. Deferred tax assets and liabilities
(USD millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry- forwards	Other assets, provisions and accruals	Total

Gross deferred tax assets at January 1, 2017	224	1 331	1 839	4 160	146	2 597	10 297

Gross deferred tax liabilities at January 1, 2017	– 629	– 4 019	– 358	– 511		– 1 403	– 6 920

Net deferred tax balance at January 1, 2017	– 405	– 2 688	1 481	3 649	146	1 194	3 377

At January 1, 2017	– 405	– 2 688	1 481	3 649	146	1 194	3 377

Credited/(charged) to income	– 30	1 279	– 90	– 304	– 49	– 46	760

Charged to equity						– 101	– 101

Charged to other comprehensive income			– 592			– 69	– 661

Impact of business combinations		– 322			5		– 317

Other movements	– 41	33	37	– 14	– 14	2	3

Net deferred tax balance at December 31, 2017	– 476	– 1 698	836	3 331	88	980	3 061

Gross deferred tax assets at December 31, 2017	137	1 287	1 090	3 786	97	1 983	8 380

Gross deferred tax liabilities at December 31, 2017	– 613	– 2 985	– 254	– 455	– 9	– 1 003	– 5 319

Net deferred tax balance at December 31, 2017	– 476	– 1 698	836	3 331	88	980	3 061

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction the balance amounts to:							151

Deferred tax assets at December 31, 2017							8 229

Deferred tax liabilities at December 31, 2017							– 5 168

Net deferred tax balance at December 31, 2017							3 061

Gross deferred tax assets at January 1, 2016	216	611	1 730	3 821	62	2 866	9 306

Gross deferred tax liabilities at January 1, 2016	– 639	– 3 962	– 401	– 565	– 5	– 1 132	– 6 704

Net deferred tax balance at January 1, 2016	– 423	– 3 351	1 329	3 256	57	1 734	2 602

At January 1, 2016	– 423	– 3 351	1 329	3 256	57	1 734	2 602

Credited/(charged) to income	– 13	1 057	53	373	55	– 517	1 008

Charged to equity						– 44	– 44

Credited/(charged) to other comprehensive income			140			– 2	138

Impact of business combinations	4	– 400			23	37	– 336

Other movements	27	6	– 41	20	11	– 14	9

Net deferred tax balance at December 31, 2016	– 405	– 2 688	1 481	3 649	146	1 194	3 377

Gross deferred tax assets at December 31, 2016	224	1 331	1 839	4 160	146	2 597	10 297

Gross deferred tax liabilities at December 31, 2016	– 629	– 4 019	– 358	– 511		– 1 403	– 6 920

Net deferred tax balance at December 31, 2016	– 405	– 2 688	1 481	3 649	146	1 194	3 377

After offsetting the following amount of deferred tax assets and liabilities within the same tax jurisdiction the balance amounts to:							263

Deferred tax assets at December 31, 2016							10 034

Deferred tax liabilities at December 31, 2016							– 6 657

Net deferred tax balance at December 31, 2016							3 377

The following table presents deferred tax assets and deferred tax liabilities, which are expected to have an impact on current taxes payable after more than twelve months:
(USD billions)	2017	2016

Expected to have an impact on current tax payable after more than 12 months
– Deferred tax assets	3.5	4.8

– Deferred tax liabilities	4.4	5.9

For unremitted earnings retained by consolidated entities for reinvestment, no provision is made for income taxes that would be payable upon the distribution of these earnings. If these earnings were remitted, an income tax charge could result based on the tax statutes currently in effect.
(USD billions)	2017	2016

Unremitted earnings that have been retained by consolidated entities for reinvestment	66	63

Temporary differences on which no deferred tax has been provided as they are permanent in nature related to:
(USD billions)	2017	2016

Investments in subsidiaries	3	2

Goodwill from acquisitions	– 29	– 28

The gross value of tax-loss carry-forwards that have, or have not, been capitalized as deferred tax assets, with their expiry dates is as follows:
(USD millions)	Not capitalized	Capitalized	2017 total

One year	37	3	40

Two years	64	4	68

Three years	87	5	92

Four years	26	25	51

Five years	67	16	83

More than five years	654	1 671	2 325

Total	935	1 724	2 659

(USD millions)	Not capitalized	Capitalized	2016 total

One year	21	12	33

Two years	30	5	35

Three years	50	5	55

Four years	75	3	78

Five years	73	25	98

More than five years	405	1 913	2 318

Total	654	1 963	2 617

(USD millions)	2017	2016	2015

Tax losses carried forward that expired	1	19	13

Deferred tax assets related to taxable losses of relevant Group entities are recognized to the extent it is considered probable that future taxable profits will be available against which such losses can be utilized in the foreseeable future.
On December 22, 2017, the US enacted tax reform legislation (Tax Cuts and Jobs Act), which among other provisions, reduced the US corporate tax rate from 35% to 21%, effective January 1, 2018. This required a revaluation of the deferred tax assets and liabilities and a portion of current tax payables to the newly enacted tax rates at the date of enactment.
The following table shows the impact on the revaluation of deferred assets and liabilities and current income tax liabilities:
(USD millions)	Income statement	Equity	Total

Deferred tax asset and liability revaluation

Items previously recognized in consolidated income statement	– 24		– 24

Items previously recognized in other comprehensive income [1]		– 254	– 254

Items previously recognized in retained earnings [2]		– 71	– 71

Total revaluation of deferred tax assets and liabilities	– 24	– 325	– 349

Total revaluation of current tax payables	– 37		– 37

Total revaluation of deferred tax assets and liabilities and current income tax liabilities	– 61	– 325	– 386

[1] Related to post-employment benefits and available for sale financial investments.
[2] Related to equity based compensation plans.
The enacted US tax reform legislation includes a provision that requires the US parent company’s foreign subsidiaries’ unremitted earnings to be subject to an immediate toll tax on the qualifying amount of unremitted earnings (the deemed repatriated earnings). Previously, these earnings were taxable upon distribution to the US parent company. The toll tax amount owed is payable, without interest, in installments over an eight year period through 2024. Certain of the Group’s US subsidiaries are the parent company of non-US domiciled companies, and as a result, USD 70 million of deferred tax liabilities related to these entities’ unremitted earnings, the majority of which were recognized in the prior year, were reclassified to current income tax liabilities.